Stock-Based Compensation - Summary of Company's Restricted Shares of Stock and Unit Awards (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Nonvested Number Of Shares And Weighted Average Grant Date Fair Value [Abstract]
Outstanding at beginning of period, shares	6,812,753	6,343,313	6,606,833
Granted, shares	4,109,793	4,512,995	3,552,923
Vested, shares	(3,690,666)	(3,793,978)	(3,534,770)
Cancelled, shares	(351,054)	(249,577)	(281,673)
Outstanding at end of period, shares	6,880,826	6,812,753	6,343,313
Outstanding at beginning of period, weighted-average grant-date fair value	$ 51.04	$ 51.38	$ 48.99
Granted, weighted-average grant-date fair value	55.62	52.54	53.9
Vested, weighted-average grant-date fair value	52.88	53.27	49.28
Cancelled, weighted-average grant-date fair value	54.95	52.83	53.51
Outstanding at end of period, weighted-average grant-date fair value	$ 52.59	$ 51.04	$ 51.38